DEBT (Details Narrative) - USD ($)	1 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2021	Nov. 22, 2024	Dec. 31, 2024	Dec. 31, 2023
Note Payable to related party			$ 63,456	$ 63,456
Issuance debt conversion features value			147,805
Additional debt discounts			$ 147,805
OID discounts on notes payable		$ 97,750
Fees on notes payable issuance		48,500
Total principal of notes payable issued		640,750
Net proceeds from notes payable issued		$ 494,500
Description of conversion price			the conversion rate shall be 65% of the Market Price with the Market Price being defined as the lowest trading price of the Company's common stock over the 10 preceding trading days
Gain (loss) on debt extinguishment, settlemnet amount			$ 223,000
Net loss on debt extinguishment			185,539
Gain (loss) on debt extinguishment			$ 37,461	$ 0
Common stock shares issued			112,711,945	58,582,469
Accrued interest			$ 9,527	$ 6,346
Amortized debt discount			360,847
Unamortized debt discount			86,608
Carrying value of unamortized debt discount			188,306
Accrued interest			48,486
Note Payable to Shareholder			$ 1,365,550
One Convertible Note [Member]
Interest rate			8.00%
Interest amount			$ 60,000
Convertible Notes Payable [Member]
Conversion of debt			144,377
Gain (loss) on debt extinguishment, settlemnet amount			223,000
Net loss on debt extinguishment			185,539
Gain (loss) on debt extinguishment			$ 37,461
Common stock shares issued			14,705,144
Chief Executive Officer [Member]
Increase in note payable to shareholder			$ 415,000
Note Payable to related party			$ 415,000
Related Party Transaction, Due Date			Dec. 31, 2025
Maximum [Member]
Interest rate			13.00%
Minimum [Member]
Interest rate			12.00%
Asset Purchase Agreement [Member]
Note Payable to related party	$ 63,456
Interest rate	5.00%
Maturity term period	three-year
Monthly installments	$ 1,902
Accrued interest			$ 9,527	$ 6,346